Bank short term debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Schedule of short-term debt [Table Text Block]
	September 30, 2013	December 31, 2012

Bank loan payable to Taiwan banks	$405,913	$413,351

	2012	2011
Bank loan payable to Taiwan banks	$413,351	$396,223